Note 4 - Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating lease cost	$ 550	$ 535
Short-term lease cost	40	4
Net lease cost	$ 590	$ 539
Operating Leases, Weighted average remaining lease term (Year)	10 years 5 months 1 day	11 years 3 months 21 days
Operating Leases, Weighted average discount rate	4.00%	4.00%
Operating cash flows related to operating leases	$ 535	$ 426